Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	$ 4,222	$ 3,966	$ 2,006
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	1,561	1,216	1,045
Interest and amortization of issuance costs on convertible bonds	1	1	36
Interest on settled convertible bonds	0	0	(40)
Loss on financial instruments, net	0	0	43
Non-cash stock-based compensation	236	215	221
Other non-cash items	(125)	(69)	(153)
Deferred income tax	19	3	45
Impairment, restructuring charges and other related closure costs, net of cash payments	0	0	2
Changes in assets and liabilities:
Trade receivables, net	229	(231)	(307)
Inventories	(72)	(650)	(188)
Trade payables	(238)	240	95
Other assets and liabilities, net	159	511	255
Net cash from operating activities	5,992	5,202	3,060
Cash flows used in investing activities:
Payment for purchase of tangible assets	(4,439)	(3,549)	(1,840)
Proceeds from capital grants and other contributions	320	21	10
Proceeds from sale of tangible assets	8	4	2
Payment for purchase of marketable securities	(1,653)	(687)	0
Proceeds from matured marketable securities	750	0	132
Net proceeds from (investment in) short-term deposits	(645)	(293)	290
Payment for purchase of intangible assets	(97)	(87)	(97)
Payment for purchase of financial assets	10	0	17
Proceeds from sale of financial assets	0	0	2
Net cash used in investing activities	(5,766)	(4,591)	(1,518)
Cash flows from (used in) financing activities:
Proceeds from long-term debt	329	200	788
Repayment of issued convertible bonds	0	0	(1,223)
Repayment of long-term debt	(169)	(134)	(134)
Repurchase of common stock	(346)	(346)	(485)
Dividends paid to stockholders	(223)	(212)	(205)
Dividends paid to noncontrolling interest	(6)	(6)	(6)
Proceeds from noncontrolling interest	52	0	0
Proceeds from advances on capital grants	152	0	0
Payment for withholding tax on vested shares	(54)	(44)	(49)
Payment for deferred consideration on business acquisitions	0	(25)	0
Other financing activities	(2)	0	0
Net cash used in financing activities	(267)	(567)	(1,314)
Effect of changes in exchange rates	5	(11)	(9)
Net cash increase (decrease)	(36)	33	219
Cash and cash equivalents at beginning of the period	3,258	3,225	3,006
Cash and cash equivalents at end of the period	3,222	3,258	3,225
Supplemental Cash Flow Information [Abstract]
Interest paid	31	2	2
Income tax paid	$ 489	$ 416	$ 279